AllianzGI Artificial Intelligence &
Technology Opportunities Fund
AMENDED AND
RESTATED
AGREEMENT AND
DECLARATION OF
TRUST

October 1, 2019




ALLIANZGI ARTIFICIAL INTELLIGENCE &
TECHNOLOGY OPPORTUNITIES FUND




        AMENDED
AND RESTATED
AGREEMENT AND
DECLARATION OF
TRUST


AMENDED AND RESTATED
AGREEMENT AND DECLARATION
OF TRUST
made this 1st day of October, 2019, by the Trustees hereunder, and by the holders of shares of beneficial interest to be issued hereunder as hereinafter provided amending and restating the Agreement and Declaration of Trust made at Boston, Massachusetts the 24th day of May, 2019 for the purposes ofeliminating references to the sole initial trustee, adding Trustees as signatories hereto, and making such other changes as the Trustees deemed necessary.
      WHEREAS, pursuant to Article IX,
Section 7 of the Agreement and Declaration of Trust, the Trustees of the Trust and the holders of all of the beneficial interest ofthe Trust have determined that the Agreement and Declaration of Trust should be amended and restated in its entirety as hereinafter set forth.
      NOW, THEREFORE, this Amended and
Restated Agreement and Declaration of Trust shall take effect as of the time ofexecution by a majority of the Trustees of the Trust and shall be filed with the Secretary of State ofThe
Commonwealth of Massachusetts.
WITNESSETH that:
       WHEREAS, this Trust has been formed to
carry on the business of an investment company;
and
      WHEREAS, the Trustees have agreed to
manage all property coming into their hands as trustees of a Massachusetts business trust in accordance with the provisions hereinafter set forth.
      NOW, THEREFORE, the Trustees hereby
declare that they will hold all cash, securities and other assets which they may from time to time acquire in any manner as Trustees hereunder IN
TRUST to manage and dispose ofthe same upon the following terms and conditions for the pro rata benefit of the holders from time to time of Shares in this Trust as hereinafter set forth.





ARTICLEI

NAME  AND DEFINITIONS


      Section 1.	This Trust shall be known
as "AllianzGI Artificial Intelligence &
Technology Opportunities Fund" and the
Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

Definitions

      Section 2.	Whenever used herein,
unless otherwise required by the context or specifically provided:

      (a)	The "Trust" refers to the
Massachusetts business trust established by this Declaration, as amended or restated from time to time;

      (b)	"Trustees" refers to the
Trustees of the Trust named herein or
elected or appointed in accordance with
Article IV hereof;

      (c)	"Shares" means the equal
proportionate transferable units of interest into which the beneficial interest in the Trust shall be divided from time to time or, if more than one class or series of Shares is authorized by the Trustees, the equal proportionate transferable units into which each class or series of Shares shall be divided from time to time;

(d)	"Shareholder" means a
record owner of Shares;
(e)	The "1940 Act" refers to
the Investment  Company
Act of 1940 and the
rules and regulations thereunder, all as amended from time to time;

      (f)	The terms "Affiliated
Person," "Interested Person," and
"Principal Underwriter" shall have the
applicable meanings given them in the
1940 Act;
(g)	"Closed-end company"
shall be as defined in the
1940 Act.
      (h)	"Declaration" shall mean
this Amended and Restated Agreement
and Declaration of Trust, as amended or
restated from time to time;

      (i)	"Bylaws" shall mean the
Bylaws of the Trust as amended or
restated from time to time;
      G)	The term "class" or "class
of Shares" refers to the division of Shares into two or more classes as provided in
Article III, Section 1 hereof;





      (k)	The term "series" or "series
of Shares" refers to the division of Shares representing any class into two or more series as provided in Article III, Section 1 hereof;

      (I)	The term "Continuing
Trustee" shall have the meaning given to such term in Article IV, Section 2 hereof;

      (m)	The term "Dissolution
Date" shall have the meaning given to such
term in clause (a) of Article IX, Section 4
hereof; and
      (n)	The term "Limited Term
Provision" shall have the meaning given to such term in clause (a) of Article IX,
Section 4 hereof.
ARTIC
LEII

PURPO
SE

      The purpose of the Trust is to provide
investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character and to carry on such other business as the Trustees may from time to time determine pursuant to their authority under this Declaration.

ARTICL
E III

SHARE
S

Division of Beneficial Interest

     Section 1.	The Trustees may, without
Shareholder approval, authorize one or more classes of Shares (which classes may be divided into two or more series), Shares of each such class or series having such par value and such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges
(including conversion rights , if any) as the Trustees may determine. Subject to applicable law, the Trustees may, without Shareholder approval, authorize the Trust to issue subscription or other rights representing interests in Shares to existing Shareholders or other persons subject to such terms and conditions as the Trustees may determine. The number of Shares of each class or series authorized shall be unlimited, except as the Bylaws may otherwise provide, and the Shares so authorized may be represented in part by fractional shares. The Trustees may from time to time divide or combine the Shares of any class or series into a greater or lesser number without thereby changing the proportionate beneficial interest in the class or series.
Ownership of Shares

      Section 2.	The ownership of Shares
shall be recorded on the books of the Trust or a transfer or similar agent of the Trust. Except as provided in the Bylaws or as the Trustees may otherwise determine from time to time, no certificates certifying the ownership of Shares shall be issued. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders of each class and series and as to the number of Shares of each class and series held from time to time by each Shareholder.

Investments in the Trust

      Section 3.	The Trustees shall accept investments in the
Trust from such persons and on such terms and, subject to any requirements oflaw, for such consideration, which may consist of cash or tangible or intangible property or a combination thereof, as the Trustees or the Bylaws from time to time authorize.

No Preemptive Rights

      Section 4.	Shareholders shall have no preemptive or
other right to receive, purchase or subscribe for any additional
Shares or other securities issued by the Trust.
Derivative Claims

      Section 5.	No Shareholder or group of Shareholders
shall have the right to bring or maintain any court action, proceeding or claim on behalf of the Trust or any series or class of Shares without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the plaintiff makes a specific showing that irreparable nonmonetary injury to the Trust or a series or class of Shares would otherwise result. Such demand shall be mailed to the Secretary of the Trust at the Trust's principal office and shall set forth in reasonable detail the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder(s) to support the allegations made in the demand.
The Trustees shall consider such demand within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or a series or class of Shares, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or
settle)  such  court   action, proceeding or claim, or to submit the
matter to a vote of Shareholders, shall be made by the Trustees in their business judgment and shall be binding upon the Shareholders and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf of or for the benefit of the Trust who is not an Interested Person of the Trust shall be deemed to be independent and disinterested with respect to such demand, proceeding or claim.
This provision does not apply to claims made under federal securities laws.

Status of Shares and Limitation of Personal Liability

      Section 6.	Shares shall be deemed to be personal
property giving only the rights provided in this Declaration or the Bylaws. Every Shareholder by virtue of having become a

















Shareholder shall be held to have expressly assented and agreed to the terms of this Declaration and the Bylaws and to have become a party hereto and thereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the same nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust, shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

ARTICL
E IV THE
TRUSTE
ES
Number and Classes of Trustees and Term of Office

      Section 1.	Subject to the voting
powers of one or more classes or series of Shares as set forth in the Bylaws, the number of Trustees shall be such number as shall be fixed from time to time by the vote of a majority of the Trustees then in office; provided, however, that the number of Trustees shall in no event be less than three (3) from and after the date when Shares are first sold pursuant to a public offering. The
Trustees who are signatories to this Declaration on the date hereof, and such other persons as the Trustee or Trustees then in office shall appoint (to fill a vacancy or otherwise) prior to any sale of Shares pursuant to a public offering, shall each serve until the first meeting of Shareholders at which Trustees are elected (or, if later, until the first meeting of Shareholders at which Trustees of the Class to which such Trustee has been assigned are elected) and until his or her successor is elected and qualified, or until he or she sooner dies, resigns or is removed, subject in each case to the Classes of Trustees and terms created pursuant to this Article IV.
      An initial annual meeting of Shareholders or special meeting in lieu thereof shall be called to be held not more than twenty-four months after Shares are first sold pursuant to a public offering;
subsequent annual meetings of Shareholders or special meetings in lieu thereof (each an "annual meeting") shall be held as specified in the Bylaws. Prior to any sale of Shares pursuant to a public offering, the Trustees shall classify themselves, with respect to the time for which they severally hold office, into the following three classes (each, a "Class"): Class I, whose term expires at the initial annual meeting; Class II, whose term expires at the next succeeding annual meeting after the initial annual meeting (the
"second annual meeting"); and Class III, whose term expires at the next succeeding annual meeting after the second annual meeting. Each
Class shall consist, as nearly as may be possible, of one-third of the total number of Trustees constituting the entire Board of Trustees. At each annual meeting beginning with the initial annual meeting, the successors of the Class of Trustees whose term expires at that meeting shall be elected to hold office for a term expiring at the annual meeting held in the third year following the year of their election, with each Trustee holding office until the expiration of the term of the relevant Class and the election and qualification of his or her successor, or until he or she sooner dies, resigns, retires, or is disqualified or removed from office.
The Trustees shall assign by resolution from their number Trustees to each of the three Classes. The
Trustees may also determine by resolution those Trustees in each Class that shall be elected by Shareholders of a particular class of Shares (e.g., by a class of preferred Shares issued by the Trust) prior to the initial public offering of such class of Shares.
     If the number of Trustees is changed, any increase or decrease shall be apportioned among the Classes, as of the annual meeting of Shareholders next succeeding any such change, so as to maintain a number of Trustees in each Class as nearly equal as possible. No reduction in the number of Trustees shall have the effect ofremoving any Trustee from office prior to the expiration of his or her term unless the Trustee is specifically removed pursuant to Section 3 of this
Article IV at the time of the decrease. Except as provided in this Section 1 or Section 3 of this
Article IV, Trustees shall be elected only at an annual meeting of Shareholders.

Continuing Trustee: Definition

      Section 2.	For purposes of this
Declaration and the Bylaws, the term "Continuing
Trustee" shall mean any member of the Board of Trustees who either (a) has been a member of the Board of Trustees for a period of at least thirty-six months (or since the commencement of the Trust's operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing
Trustees then members of the Board of Trustees.

Vacancies: Resignation: Removal

      Section 3.	From and after the date
when Shares are first sold pursuant to a public
offering and subject to any voting powers of one
or more classes or series of Shares as set forth in
this Declaration or in the Bylaws or by resolution
of the Board of Trustees, any vacancies
occurring in the Board of Trustees may be filled
by the Trustees as set forth below. Prior to the
date  when   Shares  are   first   sold   pursuant   to   a
public  offering,   subject   to   any   limitations   imposed
by the 1940 Act or other applicable law, any vacancies occurring in the Board of Trustees may be filled by the Trustees without any action by or meeting of Shareholders.

      Subject to any limitations imposed by the 1940 Act or other applicable law, any vacancy occurring in the Board of Trustees that results from an increase in the number of Trustees may be filled by a majority of the entire Board of Trustees, and any other vacancy occurring in the Board of Trustees may be filled by a majority of the Trustees then in office, whether or not sufficient to constitute a quorum, or by a sole remaining Trustee; provided, however, that if the Shareholders of any class or series of Shares are entitled separately to elect one or more Trustees, a majority of the remaining Trustees elected by that class or series or the sole remaining Trustee elected by that class or series may fil) any vacancy among the number of Trustees elected by that class or series, or if there is no remaining
Trustee elected by that class or series, a majority of the entire Board of Trustees may fill any such vacancy elected by that class or series. A Trustee elected by the Board of Trustees to fill any vacancy occurring in the Board of Trustees shall serve until the next annual meeting of the Shareholders and until his or her successor shall be elected and shall qualify, subject, however, to prior death, resignation, retirement, disqualification or removal from office. At any annual meeting of Shareholders, any Trustee elected to fill any vacancy occurring in the Board of Trustees that has arisen since the preceding annual meeting of Shareholders (whether or not any such vacancy has been filled by election of a new Trustee by the Board of Trustees) shall hold office for a term that coincides with the remaining term of the Class of Trustee to which such office was previously assigned, if such vacancy arose other than by an increase in the number of Trustees, and until his or her successor shall be elected and shall qualify. In the event such vacancy arose due to an increase in the number of Trustees, any Trustee so elected to fill such vacancy at an annual meeting shall hold office for a term which coincides with that of the Class of Trustee to which such office has been apportioned as heretofore provided, and until his or her successor shall be elected and shall qualify.

      Any Trustee may resign his or her trust or retire as a Trustee (without need for prior or subsequent accounting except in the event of removal) by an instrument in writing signed by him and delivered to the President or Secretary or a Trustee of the Trust, and such resignation or retirement shall be effective upon such delivery, or at a later date according to the terms of the instrument. Any Trustee may be removed from office only for "Cause" (as hereinafter defined) and only (i) by action of at least seventy-five percent (75%) of the outstanding Shares of the classes or series of Shares entitled to vote for the election of such Trustee, or (ii) by written instrument, signed by at least seventy-five percent (75%) of the remaining Trustees, specifying the date when such removal shall become effective. "Cause" for these purposes shall require willful misconduct, dishonesty or fraud on the part of the Trustee in the conduct of his or her office or such Trustee being convicted of a felony.


Effect of Death. Resignation. etc. of a Trustee
Section 4 .	The death, declination,
resignation, retirement,  removal, d
isqualification
or  incapacity of the Trustees, or any  one of them,
shall not operate to annul the  Trust or to revoke
any existing agency created pursuant to the terms
of this Declaration. Powers
      Section 5.	Subject to the provisions of
this Declaration, the business of the Trust shall be managed by the Trustees, and they shall have alJ powers necessary or convenient to carry out that responsibility. Without limiting the foregoing, the Trustees may adopt Bylaws not inconsistent with this Declaration providing for the conduct of the business of the Trust and may amend and repeal them to the extent and as provided in Article IX, Section 7(c) of this Declaration. Subject to the voting power of one or more classes or series of Shares as set forth in this Declaration or in the Bylaws or by resolution of the Board of Trustees, the Trustees may fill vacancies in or add to their number, including vacancies resulting from increases in their number, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number, and terminate, any one or more committees consisting of one or more Trustees, including an executive committee which may, when the Trustees are not in session, exercise some or all of the power and authority of the Trustees as the Trustees may determine; they may appoint an advisory board, the members of which shall not be Trustees and need not be Shareholders; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians (including foreign custodians) and to deposit all or any part of such assets in a system or systems for the central handling of securities, retain a transfer agent or a shareholder servicing agent, or both, retain a fund account agent or administrator, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter or other duly appointed service provider.

Without limiting the foregoing, the
Trustees shall have power and authority:

      (a)	To invest and reinvest cash,
and to hold cash uninvested;

      (b)	To sell, exchange, lend,
pledge, mortgage, hypothecate, write
options on and lease any or all of the assets
of the Trust;
      (c)	To vote or give assent, or
exercise any rights of ownership, with
respect to stock or other securities or
property; and to execute and deliver
proxies or powers of attorney to such
person or persons as the Trustees shall
deem proper, granting to such person or
persons such power and discretion with
relation to securities or property as the Trustees shall deem proper;

      (d)	To exercise powers and
rights of subscription or otherwise which
in any manner arise out of ownership of
securities;
(e)	To hold any security or
property in a form not
indicating any trust,
whether in bearer, unregistered or other negotiable form, or in the na.Ille of the Trustees or of the Trust or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise;

      (f)	To the extent necessary or
appropriate to give effect to the
preferences, special or relative rights and
privileges of any classes or series of
Shares, to allocate assets, liabilities,
income and expenses of the Trust to a
particular class or classes or series of
Shares or to apportion the same among two
or more classes or series;
      (g)	To consent to or participate
in any plan for the reorganization,
consolidation or merger of any corporation or issuer, any security of which is or was held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security held in the Trust;





      (h)	To join with other security
holders in acting through a committee,
depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

      (i)	To compromise, arbitrate,
mediate or otherwise adjust claims in
favor of or against the Trust on any matter
in controversy, including but not limited
to claims for taxes;
    G)	To enter  into joint ventures,
general or limited partnerships, limited liability companies, and any other combinations or associations;

(k)	To borrow funds;

      (1)	To endorse or guarantee
the payment of any notes or other
obligations of any person; to make
contracts of guaranty or suretyship, or
otherwise assume liability for payment
thereof; and to mortgage and pledge the
Trust property or any part thereof to
secure any of or all of such obligations;

      (m)	To purchase and pay for
entirely out of Trust property such
insurance as they may deem necessary or
appropriate for the conduct of the
business of the Trust, including, without limitatio n, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, sub-advisers or managers, principal underwriters or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Shareholder, Trustee, officer, employee, agent, investment adviser, sub-adviser or manager, principal underwriter or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;

      (n)	To pay pensions for
faithful service, as deemed appropriate by the Trustees, and to adopt, estab1ish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;





(o)	To purchase or otherwise
acquire Shares; and

      (p)	To engage in any other
lawful act or activity in which business corporations or voluntary associations organized under the laws of The
Commonwealth of Massachusetts may
engage, including, but not limited to, any and all acts permitted of a Closed-end company under the 1940 Act.

The Trustees shall not in any way be bound or limited by any present or future law or custom in regard to investments by trustees. Except as otherwise provided herein or from time to time in the Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting of the Trustees (a quorum being present), within or without Massachusetts. Except as otherwise provided herein or from time to time in the Bylaws, any action to be taken by the Trustees may be taken at a meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meetin g, or by written consents of a majority of the Trustees then in office (or such greater number as may be required by this Declaration, the Bylaws or applicable law).


Payment of Expenses by the Trust

      Section 6.	The Trustees are authorized
to pay, or to cause to be paid out of the principal or income, or partly out of principal and partly out of income, of the Trust as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment advisers, sub-advisers or managers, principal underwriters, auditors, counsel, custodians, transfer agents, shareholder servicing agents, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.
Ownership  of Assets of the Trust

      Section 7.	Title to all of the assets of
the Trust and each series and class of Shares shall at all times be considered as vested in the Trustees.

Advisory. Management and Distribution

      Section 8.	The Trustees may, at any
time and from time to time, contract for exclusive or nonexclusive advisory and/or management services with one or more corporations, trusts, associations or other organizations (each, a "Manager"), every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may provide for one or more sub-advisers or other agents who shall perform all or part of the obligations of the relevant Manager under such contract and contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold, or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with one or more
Managers or other corporations, trusts,
associations or other organizations, appointing it or them exclusive or nonexclusive distributor(s) and/or principal underwriter(s) for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine.

The fact that:

      (i)	any of the
Shareholders, Trustees or officers
of the Trust is a shareholder,
director, officer, partner, trustee,
employee, manager, adviser, sub-
adviser, principal underwriter or
distributor or agent of or for any
corporation, partnership, trust,
association or other organization,
or of or for any parent or affiliate
of any organization, with which
an advisory, sub-advisory or
management contract, or principal
underwriter's or distributor's
contract, or transfer, shareholder
servicing or other agency contract
may have been or may hereafter
be made or that any such
organization, or any parent or
affiliate thereof, is a Shareholder
or has an interest in the Trust, or
that

      (ii)	any corporation,
trust, association or other
organization with which an
advisory, sub-advisory or
management contract or principal
underwriter's or distributor's
contract or transfer, shareholder
servicing or other agency contract
may have been or may hereafter
be made also has an advisory,
sub-advisory or management
contract, or principal underwriter's
or distributor's contract or
transfer, shareholder servicing or
other agency contract with one or
more other corporations, trusts,
associations or other
organizations, or has other
business or interests,
      shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

Address of the Trustees and Agent for Service of Process

      Section 9.	The principal address of
the Trustees on the date hereof is c/o Allianz
Global Investors U.S. LLC, 1633 Broadway,
New York, New York 10019. The name and
address of the resident agent of the Trust on the date hereof in The Commonwealth of Massachusetts is Corporation Service Company,
84 State Street, Suite 660, Boston, Massachusetts
02109. Each Trustee may change his or her principal address, and the Trustees may appoint a new or successor resident agent of the Trust, in each case at any time in his, her or their sole discretion.





ARTIC
LE V

SHAREHOLDERS'  VOTING
POWERS AND MEETINGS

General

      Section 1.	Except as otherwise
provided in this Article V or elsewhere in this Declaration, Shareholders shall have such power to vote as is provided for in, and shall and may hold meetings and take actions pursuant to, the provisions of the Bylaws.

Voting Powers as to Certain Transactions Section
2.
                    (a)	Except as otherwise provided  in
paragraph (b) of this Section 2, the affirmative vote or consent of at least seventy-five percent
(75%) of the Trustees of the Trust and at least seventy-five percent (75%) of the Shares outstanding and entitled to vote thereon shall be necessary to authorize any of the following actions:

(i)	the merger or consolidation
or share exchange of the Trust or
any series or class of Shares with
or into any other person or
company (including, without
limitation, a partnership,
corporation, joint venture, business
trust, common law trust or any
other business organization) or of
any such person or company with
or into the Trust or any series or
class of Shares;

(ii)	the issuance or transfer by
the Trust or any series or class of
Shares (in one or more series of
transactions in any twelve-month
period) of any securities of the
Trust or such series or class to any
other person or entity for cash,
securities or other property (or
combination  thereof) having an
aggregate fair market value of
$1,000,000 or more, excluding (i)
sales of any securities of the Trust
or a series or class in connection
with a public offering thereof, (ii)
issuance of securities of the Trust or
a  series  or  class  pursuant to a
dividend reinvestment plan adopted by
the Trustees and (iii) issuances of
securities of the Trust or a series or
class upon the exercise of any
stock subscription rights
distributed by the Trust or a
series or class;

(iii)	a sale, lease, exchange,
mortgage, pledge, transfer or other
disposition by the Trust or any
series or class of Shares (in one or
a series of transactions in any
twelve-month  period) to or with
any person of any assets of the
Trust or such series or class having
an aggregate  fair market value
of$1,000,000 or more, except for
transactions in securities effected
by the Trust or a series or class in
the ordinary course of business;

(iv)	any Shareholder proposal
as to specific investment decisions
made or to be made with respect to
the assets of the Trust or a series or
class of Shares.















      (b)	Notwithstanding anything to the
contrary in paragraph (a) of this Section 2, so long as each action is approved by both a majority of the entire Board of Trustees and seventy- five percent (75%) of the Continuing
Trustees, and so long as all other conditions and requirements, if any, provided for in the Bylaws and applicable law have been satisfied, then no Shareholder vote or consent shall be necessary or required to approve any of the actions listed in paragraphs (a)(i), (a)(ii), (a)(iii) or (a)(iv) of this
Section 2, except to the extent such Shareholder vote or consent is required by the 1940 Act or other applicable law.

Conversion to Open-End Company

      Section 3.	Notwithstanding any other
provisions in this Declaration or the Bylaws, the conversion of the Trust or any series of Shares from a "closed-end company" to an "open-end company," as those terms are defined in Sections
5(a)(2) and 5(a)(l), respectively, of the 1940 Act
(as in effect on the date of this Declaration), together with any necessary amendments to this Declaration to permit such a conversion, shall require the affirmative vote or consent of at least seventy-five percent (75%) of each class of the Shares outstanding and entitled to vote on the matter, unless a majority of the Trustees and seventy-five percent (75%) of the Continuing
Trustees entitled to vote on the matter approve such conversion and related actions. In the event of such approval by the Trustees and the Continuing Trustees as referred to in the preceding sentence, the 1940 Act shall govern whether and to what extent a vote or consent of Shares shall be required to approve such conversion and related actions. Any affirmative vote or consent required under this Section 3 shall be in addition to the vote or consent of the Shareholders otherwise required by law or by any agreement between the Trust and any national securities exchange.

ARTICLE VI

DISTRIBUTIONS AND
DETERMINATION OF NET
ASSET VALUE
Distributions

      Section 1.	The Trustees may each
year, or more frequently if they so desire , but need not, distribute to the Shareholders of any or all classes or series of Shares such income and gains, accrued or realized, as the Trustees may determine, after providing for actual and accrued expenses and liabilities (including such reserves as the Trustees may establish) determined in accordance with good accounting practices and subject to the preferences, special or relative rights and privileges of the various classes or series of Shares. The Trustees shall have full discretion to determine which items shall be treated as income and which items as capital and their determination shall be binding upon the Shareholders. Distributions of income for each year or other period, if any be made, may be made in one or more payments, which shall be in Shares, in cash or otherwise and on a date or dates and as of a record date or dates determined by the Trustees. At any time and from time to time in their discretion, the Trustees may distribute to the Shareholders as of a record date or dates determined by the Trustees, in Shares, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal of the Trust. Each distribution pursuant to this Section 1 to the Shareholders of a particular class or series shall be made ratably according to the number of Shares of such class or series held by the several
Shareholders on the applicable record date thereof, provided that no distribution need be made on Shares purchased pursuant to orders received, or for which payment is made, after such time or times as the Trustees may determine. Any such distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with Section 2 of this Article VI, or at such other value as may be specified by the Bylaws or as the Trustees may from time to time determine, subject to applicable laws and regulations then in effect.
Determination  of Net Asset Value

      Section 2.	The net asset value per
share of each class and each series of Shares of the Trust shall be determined in accordance with the 1940 Act and any related procedures adopted by the Trustees from time to time. Determinations made under and pursuant to this Section 2 in good faith and in accordance with the provisions of the 1940 Act shall be binding on all parties concerned.

           ARTIC
LE VII
COMPENSATION
AND LIMITATION
OF LIABILITY
OF TRUSTEES

Compensation

      Section 1.	The Trustees as such shall
be entitled to reasonable compensation from the Trust; they may fix the amount of their compensation. Nothing herein shall in any way prevent the Trust's employment of any Trustee for advisory, management, legal, accounting, investment banking, underwriting, brokerage or other services and payment for the same by the Trust.

Limitation of Liability

      Section 2.	The Trustees shall not be
responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser, sub-adviser, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other
Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument,
certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.




















T
r
u
s
t
e
e
s
..

O
f
f
i
c
e
r
s

e
t
c
..


A
R
T
I
C
L
E

V
I
I
I

I
N
D
E
M
N
I
F
I
C
A
T
O
I
N



      Section 1.	The Trust shall indemnify
each of its Trustees and officers (including
persons who serve at the Trust's request as
directors, officers or trustees of another
organization in which the Trust has any interest
as a shareholder, creditor or otherwise)
(hereinafter referred to as a "Covered Person")
against all liabilities and expenses, including but
not limited to amounts paid in satisfaction of
judgments, in compromise or as fines and
penalties, and counsel fees reasonably incurred
by any Covered Person in connection with the
defense or disposition of any action, suit or
other proceeding, whether civil or criminal,
before any court or administrative or legislative
body, including any form of alternate dispute
resolution, such as, but not limited to, arbitration
or mediation, in which such Covered Person
may be or may have been involved as a party or
otherwise or with which such Covered Person
may be or may have been threatened, while in
office or thereafter, by reason of being or having
been such a Covered Person, except with respect
to any matter as to which such Covered Person
shall have been finally adjudicated
in a decision on the merits in any such action,
suit or other proceeding not to have acted in
good faith in the reasonable belief that such
Covered Person's action was in the best interests
of the Trust and except that no Covered Person
shall be indemnified against any liability to the
Trust or its Shareholders to which such Covered
Person would otherwise be subject by reason of
willful misfeasance, bad faith, gross negligence
or reckless disregard of the duties involved in
the conduct of such Covered Person's office.
Expenses, including counsel fees so incurred by
any such Covered Person (but excluding
amounts paid in satisfaction of judgments, in
compromise or as fines or penalties), shall be
paid from time to time by the Trust in advance
of the final disposition of any such action, suit
or proceeding upon receipt of an undertaking by
or on behalf of such Covered Person to repay
amounts so paid to the Trust if it is ultimately
determined that indemnification of  such  expenses
is  not  authorized   under  this  Article  VIII,
provided,  that  (a) such
Covered Person shall provide appropriate security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (c) a majority of the Trustees who are disinterested persons and who are not Interested Persons of the Trust (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.
      Each Covered Person's right to
indemnification vests by virtue of such Covered
Person's status as such, and no repeal or modification of this Article VIII, Section 1 shall adversely affect any rights to indemnification from liabilities or expenses or to the advancement of liabilities or expenses of any Covered Person who is within the definition of "Covered Person" existing at the time of such repeal or modification with respect to any acts or omissions occurring prior to such repeal or modification.





Compromise Payment

      Section 2.	As to any matter disposed
of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered
Person either (a) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (x) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons of the Trust
(provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts
(but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (y) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered
Person's action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section 2 shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section 2 as indemnification if such Covered
Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered
Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
Rebuttable Presumption

      Section 3.	For purposes of the
determination or opinion referred to in clause (c) of Section 1 of this Article VIII or clauses (x) or
(y) of Section 2 of this Article VIII, the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall be entitled to rely upon a rebuttable presumption that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
Indemnification Not Exclusive

      Section 4.	The right of
indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any person.

Shareholders

      Section 5.	In case any Shareholder or
former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability.

ARTICLE
IX
MISCELLA
NEOUS
Trustees, Shareholders etc. Not Personally
Liable: Notice

      Section 1.	All persons extending
credit to, contracting with or having any claim against the Trust or a particular series or class of Shares shall look only to the assets of the Trust or the assets of that particular series or class of Shares for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.
Nothing in this Declaration shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.
      Every note, bond, contract, instrument,
certificate or undertaking made or issued by the Trustees or by any officer or officers shall give notice that this Declaration is on file with the Secretary of The Commonwealth of
Massachusetts and shall recite that the same was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officer or officers and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recital as he or she or they may deem appropriate, but the omission thereof shall not operate to bind any Trustee or Trustees or officer or officers or Shareholder or Shareholders individually.





Trustees and Officers Good Faith Action, Expert
Advice. No Bond or Surety

      Section 2.	The exercise by the
Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A
Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees or officers may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The
Trustees and officers shall not be required to give any bond as such, nor any surety if a bond is required.

      For purposes of (a) any standard of care applicable to a Trustee in the discharge of his or her duties as a trustee and (b) indemnification of a Trustee pursuant to Article VIII of this Declaration of Trust, the conduct of the Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an "audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification.

Liability of Third Persons Dealing with Trustees

      Section 3.	No person dealing with the
Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.
Duration and Termination of Trust

Section 4.

      (a)	Notwithstanding any other provision of
this Declaration or the Bylaws, unless terminated sooner in accordance with paragraph (b) of this
Section 4, and except as otherwise provided in this
Section 4, the Trust shall terminate as of the first business day following the twelfth anniversary of the effective date of the Trust's initial registration statement on Form N-2 (the "Dissolution Date' );
provided, however, that:

(i)	the term of the Trust may be
extended (A) initially, pursuant to a
decision made as of a date within
twelve months preceding the
Dissolution Date, to a date up to
and including the first anniversary
of the Dissolution Date (the "First
Extension") and, further, (B)
pursuant to a decision  made during
the period of the





First Extension, to a date up to and
including the eighteen-month
anniversary of the Dissolution
Date, in each case with such
decision made by vote or consent
of a majority of the Board of
Trustees and seventy-five percent
(75%) of the Continuing Trustees
(the "Limited Term Provision")
without Shareholder approval.

(ii)	as of a date within twelve
months preceding the Dissolution
Date, or, as applicable, within
twelve months preceding the
expiration date of an extended
term of the Trust pursuant to
Section 4(a)(i), the Board of
Trustees may (but is not required
to), by vote or consent of a
majority of the Board of Trustees
and
seventy-five percent (75%) of the
Continuing Trustees, cause the
Trust to conduct a tender offer to
all common Shareholders to
purchase alJ outstanding common
Shares of the Trust at a price equal
to the net asset value per common
share on the expiration date of the
tender offer (an "Eligible Tender
Offer"). If the number of properly
tendered shares would result in
the Trust's net assets totaling
below $200 million (the
"Dissolution Threshold"), the
Eligible Tender Offer will be
canceled, no shares will be
repurchased pursuant to the
Eligible Tender Offer, and the
Trust will terminate as scheduled
in accordance with paragraph (a)
of this Section 4. If an Eligible
Tender Offer is conducted and the
number of properly tendered
shares would result in the Trust's
net assets totaling greater than or
equal to the Dissolution
Threshold, all common Shares
properly tendered and not
withdrawn will be purchased by
the Trust pursuant to the terms of
the Eligible Tender Offer, after
which the Trust shall terminate on
the Dissolution Date or any
extension thereof, unless the
Board of Trustees, by vote or
consent of a majority of the Board
of Trustees and seventy-five
percent (75%) of the Continuing
Trustees, determines prior thereto
that the Trust shall have a
perpetual term and the
Dissolution Date or any extension
thereof will no longer apply,
subject to the ability of the
Shareholders or the Board of
Trustees to terminate the Trust as
provided in Section 4(b).
       (b)	In addition  to  termination  pursuant  to  the
Limited  Term  Provision  in  paragraph  (a) of this
Section 4, subject to the voting powers of one or more classes or series of Shares as set forth in the Bylaws, the Trust may be terminated at any time
(i) by vote or consent of Shareholders holding at least seventy-five percent (75%) of the Shares entitled to vote or (ii) by vote or consent of majority of the entire Board of Trustees and seventy-five percent (75%) of the Continuing
Trustees upon written notice to the Shareholders.
Any series or class of Shares may be terminated at any time (x) by vote or consent of Shareholders holding at least seventy-five percent (75%) of the Shares of such series of class entitled to vote or (y) by vote or consent of majority of the entire Board of Trustees and seventy-five percent (75%) of the Continuing
Trustees upon written notice to the Shareholders of such series or class. For the avoidance of any doubt and notwithstanding anything to the contrary in this Declaration, Shareholders shall have no separate right to vote with respect to the termination of the Trust or a series of class of Shares if the Trustees (including the Continuing
Trustees) exercise their right to terminate the Trust or such series or class pursuant to clauses
(ii) and (y) of this paragraph (b).





      (c)	Upon termination of the Trust or of
any one or more series or classes of Shares
(including any termination pursuant to paragraph
(a) or (b) of this Section 4), after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular series or class, as may be determined by the Trustees , the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets to distributable form in cash or shares or other property, or any combination thereof, and distribute the proceeds to the Shareholders of the Trust or, as applicable, the series or class(es) involved, ratably according to the number of Shares of such series or class held by the several Shareholders on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes or series of Shares.

Filing of Copies. References. Headings

      Section 5.	The original or a copy of
this instrument and of each amendment hereto shall be kept at the office of the Trust, where it may be inspected by any Shareholder. A copy of this instrument and of each amendment hereto shall be filed by the Trust with the Secretary of The Commonwealth of Massachusetts and with the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendments. In this instrument and in any such amendment, references to this instrument, and all expressions like "herein", "hereof', and
"hereunder", shall be deemed to refer to this instrument as amended or affected by any such amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument.
This instrument may be executed in any number of counterparts, each of which shall be deemed an original.

Applicable Law

      Section 6.	This Declaration is made in
The Commonwealth of Massachusetts, and it is created under and is to be governed by and construed and administered according to the laws of said Commonwealth. The Trust shall be of the type commonly called a Massachusetts business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

Amendments

Section 7.

      (a)	Except to the extent that the Bylaws or
applicable law may require a higher vote or the separate vote of one or more classes or series of Shares, and except as provided in this paragraph
(a) or in paragraph (b) of this Section 7, this Declaration may be amended at any time by an instrument in writing signed by a majority of the then Trustees (1) when authorized so to do by a vote of Shareholders holding a majority of the Shares entitled to vote or (2) without Shareholder approval as may be necessary or desirable in order to authorize one or more classes or series of Shares as in Section 1 of
Article III hereof. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

      (b)	Except to the extent that the Bylaws
or applicable law may require a higher vote or the separate vote of one or more classes or series of Shares, no amendment may be made under this Section 7 which shall amend, alter, change or repeal any of the following provisions hereof:
Article III, Sections 4, 5 or 6; Article IV, Sections
1, 2 and 3; each Section of Article V;
Article VII, Section 2; each Section of Article
VIII; or this Article IX, Sections 1, 2, 3, 4 or 7, unless the amendment effecting such amendment, alteration, change or repeal shall be effected by an instrument in writing signed by a majority of the then Trustees and seventy-five percent (75%) of the Continuing Trustees and shall receive the affirmative vote or consent of at least seventy-five percent (75%) of the Shares entitled to vote; provided, however, that such affirmative vote or consent shall be in addition to the vote or consent of the Shareholders otherwise required by applicable law or by the terms of any agreement between the Trust and any national securities exchange.

      (c)	Except to the extent that the Bylaws
or applicable law requires a vote or consent of
Shareholders, the Board of Trustees shall have
the sole power and authority to adopt, amend,
alter, change or repeal any Bylaw of the Trust, if
the resolution or writing adopting, amending,
altering, changing or repealing any such Bylaw is
approved or signed by a majority of the Board of
Trustees: provided, however, that the approval
of a majority of the Board of Trustees and
seventy-five percent (75%) of the Continuing
Trustees shall be required for (i) any
amendment, alteration, change or repeal of
Article 10 of the Bylaws and (ii) any
amendment, alteration, change or repeal of any
other Article or provision of the Bylaws
designated from time to time by resolution of a
majority of the Board of Trustees and seventy-
five percent (75%) of the Continuing    Trustees   to
require   such approval.

Address of the Trust

      Section 8.	As of the date hereof, the
principal address of the Trust is c/o Allianz
Global Investors U.S. LLC, 1633 Broadway,
New York, New York 10019. The Trustees may change the principal address of the Trust to any location within or without The Commonwealth of Massachusetts as they shall determine in their sole discretion.



      IN WITNESS WHEREOF, all of the Trustees as aforesaid do hereto set their hands this 1st day of October, 2019.


/s/ Sarah E. Cogan

Sarah E. Cogan


/s/ Deborah A. DeCotis

Deborah A. DeCotis


/s/ F. Ford Drummond

F. Ford Drummond


/s/ Bradford K. Gallagher

Bradford K. Gallagher


/s/ James A. Jacobson

James A. Jacobson


/s/ Hans W. Kertess

Hans W. Kertess


/s/ James S. MacLeod

James S. MacLeod


/s/ William B. Ogden, IV

William B. Ogden, IV


/s/ Alan Rappaport

Alan Rappaport


/s/ Davey S. Scoon

Davey S. Scoon


/s/ Erick R. Holt

Erick R. Holt


/s/ Thomas J. Fuccillo

Thomas J. Fuccillo